Analysis of changes in financing activities during the year	12 Months Ended
Dec. 31, 2024
Analysis of changes in financing during the year [Abstract]
Analysis of changes in financing activities during the year	Analysis of changes in financing activities during the year
The following chart provides a reconciliation between the opening and closing balances for the main liabilities arising from financing activities:

	2024	2023
Financial liabilities
Opening balance	140,490,742	164,045,838
Cash flow
Debt securities issued - Capital	99,271,683	30,821,854
Collections - Financing by local financial institutions	139,535,545	1,816,673
Debt payments	(10,729,920)	(76,085,804)
Payment of lease liabilities	(13,075,965)	(13,561,406)
Non-cash changes
Additions - Rights of use - Real estate	14,028,401	20,795,120
Interests and adjustments accrued	7,151,318	52,978,534
Net monetary inflation adjustment	(27,443,877)	(40,320,067)
Closing balance	349,227,927	140,490,742